3. CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of fair value measurement of assets [line items]
Cash and banks	R$ 193,702	R$ 502,480
Short-term investments	3,217,870	4,368,682
Cash and cash equivalents	3,411,572	4,871,162	R$ 7,861,052	R$ 8,686,021
Brazil
Disclosure of fair value measurement of assets [line items]
Short-term investments	656,625	1,408,636
Brazil | Government securities
Disclosure of fair value measurement of assets [line items]
Short-term investments	12,100	17,929
Brazil | Private securities
Disclosure of fair value measurement of assets [line items]
Short-term investments	644,525	1,390,707
Abroad | Time deposits
Disclosure of fair value measurement of assets [line items]
Short-term investments	R$ 2,561,245	R$ 2,960,046